Subsequent Events (Details) - License Agreement [Member] - Big Red LLC [Member] - Subsequent Event [Member]	1 Months Ended
Apr. 30, 2016
$0 - $500,000 [Member]
Royalty Percentage	5.00%
$500,000 - $1,000,000 [Member]
Royalty Percentage	4.00%
$1,000,000 - $2,000,000 [Member]
Royalty Percentage	3.50%
$2,000,000 - $5,000,000 [Member]
Royalty Percentage	3.00%
$5,000,001 and over [Member]
Royalty Percentage	2.00%